SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Information
Number of segments	1		1
Revenue	$ 11,313,000	$ 3,385,000	$ 16,470,000	$ 26,439,000
Revenue recognized at a point in time
Segment Information
Revenue	10,311,000	2,694,000	13,718,000	22,758,000
Revenue recognized over time
Segment Information
Revenue	1,002,000	691,000	2,752,000	3,681,000
Products
Segment Information
Revenue	10,311,000	2,694,000	13,718,000	22,758,000
Services
Segment Information
Revenue	1,002,000	691,000	2,752,000	3,681,000
Americas
Segment Information
Revenue	6,559,000	1,229,000	6,665,000	15,801,000
Americas | Products
Segment Information
Revenue	5,854,000	902,000	5,250,000	12,746,000
Americas | Services
Segment Information
Revenue	705,000	327,000	1,415,000	3,055,000
EMEA
Segment Information
Revenue	2,741,000	1,851,000	7,788,000	8,993,000
EMEA | Products
Segment Information
Revenue	2,526,000	1,528,000	6,629,000	8,430,000
EMEA | Services
Segment Information
Revenue	215,000	323,000	1,159,000	563,000
APAC
Segment Information
Revenue	2,013,000	305,000	2,017,000	1,645,000
APAC | Products
Segment Information
Revenue	1,931,000	264,000	1,839,000	1,582,000
APAC | Services
Segment Information
Revenue	$ 82,000	$ 41,000	$ 178,000	$ 63,000